Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Provision for credit losses
Provision for loan losses	22	30	49	52	69
Provision for lending-related and other exposures	(4)	4	2	0	4
Provision for credit losses	18	34	51	52	73